Financial Instruments (Details 2) - NIS [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Increase at a rate of 5% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	$ (793)
Increase at a rate of 10% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	(1,586)
Decrease at a rate of 10% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	1,586
Decrease at a rate of 5% [Member]
Statement Line Items [Line Items]
Changes in exchange rate	$ 793